EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 13:-	EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2020	2019	2018

Net income	$846.6	$825.7	$821.3

Weighted average ordinary shares outstanding	140.5	150.6	156.6

Dilutive effect:
Employee stock options, RSUs and PSUs	1.5	1.5	2.8

Diluted weighted average ordinary shares outstanding	142.0	152.1	159.4

Basic earnings per ordinary share	$6.03	$5.48	$5.24

Diluted earnings per ordinary share	$5.96	$5.43	$5.15